Offerings	Aug. 01, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Debt Securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Rights
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,275
Offering Note

1.The amount to be registered consists of up to $250,000,000 of an indeterminate amount of common stock, preferred stock, debt securities warrants, units and/or rights. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

2.The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.

3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $250,000,000.